Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Transfers and Servicing [Abstract]
Beginning balance	¥ 78,392	¥ 77,199	¥ 72,265	¥ 70,254
Increase mainly from loans sold with servicing retained	2,336	2,546	4,788	5,426
Decrease mainly from amortization	(2,704)	(4,079)	(5,227)	(8,146)
Increase from the effects of changes in foreign exchange rates	2,472	4,524	8,670	12,656
Ending balance	¥ 80,496	¥ 80,190	¥ 80,496	¥ 80,190